Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 2,670	$ 2,594	$ 5,788	$ 5,913
Energy supply costs	713	787	1,722	2,099
Operating expenses	739	713	1,505	1,454
Depreciation and amortization	480	440	947	876
Operating income	738	654	1,614	1,484
Other income, net	65	64	138	133
Finance charges	347	323	683	638
Income tax expense	69	49	170	149
Net earnings	387	346	899	830
Non-controlling interests	38	35	73	66
Preference equity shareholders	18	17	36	33
Net earnings attributable to common equity shareholders	331	294	790	731
Additions to property, plant and equipment and intangible assets	1,112	982	2,225	1,936
Goodwill	12,538	12,183	12,538	12,183	$ 12,184
Total assets	68,772	64,081	68,772	64,081	$ 65,920
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Operating income	0	0	0	0
Other income, net	0	0	0	0
Finance charges	0	0	0	0
Income tax expense	0	0	0	0
Net earnings	0	0	0	0
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	0	0	0	0
Additions to property, plant and equipment and intangible assets	0	0	0	0
Goodwill	0	0	0	0
Total assets	(42)	(29)	(42)	(29)
Regulated | Operating segments
Segment Reporting Information [Line Items]
Revenue	2,662	2,576	5,773	5,857
Energy supply costs	713	787	1,722	2,099
Operating expenses	732	695	1,483	1,412
Depreciation and amortization	479	439	944	870
Operating income	738	655	1,624	1,476
Other income, net	67	62	142	122
Finance charges	291	270	573	535
Income tax expense	99	74	235	199
Net earnings	415	373	958	864
Non-controlling interests	38	35	73	66
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	377	338	885	798
Additions to property, plant and equipment and intangible assets	1,111	982	2,223	1,934
Goodwill	12,538	12,183	12,538	12,183
Total assets	68,392	63,169	68,392	63,169
Regulated | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	556	519	1,106	1,038
Energy supply costs	0	0	0	0
Operating expenses	129	125	265	260
Depreciation and amortization	111	103	220	204
Operating income	316	291	621	574
Other income, net	26	19	54	36
Finance charges	120	105	233	204
Income tax expense	51	49	102	96
Net earnings	171	156	340	310
Non-controlling interests	32	29	63	57
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	139	127	277	253
Additions to property, plant and equipment and intangible assets	309	264	666	600
Goodwill	8,395	8,127	8,395	8,127
Total assets	25,437	23,838	25,437	23,838
Regulated | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	710	661	1,465	1,401
Energy supply costs	272	262	598	599
Operating expenses	189	204	395	394
Depreciation and amortization	101	88	199	175
Operating income	148	107	273	233
Other income, net	9	12	21	26
Finance charges	37	37	72	73
Income tax expense	16	12	30	26
Net earnings	104	70	192	160
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	104	70	192	160
Additions to property, plant and equipment and intangible assets	209	183	423	368
Goodwill	1,890	1,829	1,890	1,829
Total assets	13,454	12,303	13,454	12,303
Regulated | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	303	317	678	759
Energy supply costs	96	121	218	328
Operating expenses	167	144	338	306
Depreciation and amortization	31	28	61	56
Operating income	9	24	61	69
Other income, net	16	13	30	27
Finance charges	18	15	36	33
Income tax expense	2	5	13	14
Net earnings	5	17	42	49
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	5	17	42	49
Additions to property, plant and equipment and intangible assets	98	78	187	156
Goodwill	617	597	617	597
Total assets	5,637	5,105	5,637	5,105
Regulated | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	336	362	897	1,117
Energy supply costs	77	141	239	518
Operating expenses	101	91	196	189
Depreciation and amortization	84	78	168	155
Operating income	74	52	294	255
Other income, net	10	9	19	16
Finance charges	39	43	78	84
Income tax expense	13	(5)	57	40
Net earnings	32	23	178	147
Non-controlling interests	1	0	1	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	31	23	177	147
Additions to property, plant and equipment and intangible assets	221	125	423	239
Goodwill	913	913	913	913
Total assets	9,612	8,587	9,612	8,587
Regulated | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	204	181	401	360
Energy supply costs	0	0	0	0
Operating expenses	50	44	97	86
Depreciation and amortization	75	67	144	131
Operating income	79	70	160	143
Other income, net	3	3	5	3
Finance charges	34	30	67	60
Income tax expense	8	2	13	5
Net earnings	40	41	85	81
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	40	41	85	81
Additions to property, plant and equipment and intangible assets	135	182	263	301
Goodwill	228	228	228	228
Total assets	6,120	5,718	6,120	5,718
Regulated | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	120	116	266	255
Energy supply costs	21	22	70	69
Operating expenses	34	31	67	61
Depreciation and amortization	22	24	44	48
Operating income	43	39	85	77
Other income, net	1	1	3	2
Finance charges	20	19	40	39
Income tax expense	4	3	8	4
Net earnings	20	18	40	36
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	20	18	40	36
Additions to property, plant and equipment and intangible assets	33	35	60	62
Goodwill	235	235	235	235
Total assets	2,744	2,625	2,744	2,625
Regulated | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	433	420	960	927
Energy supply costs	247	241	597	585
Operating expenses	62	56	125	116
Depreciation and amortization	55	51	108	101
Operating income	69	72	130	125
Other income, net	2	5	10	12
Finance charges	23	21	47	42
Income tax expense	5	8	12	14
Net earnings	43	48	81	81
Non-controlling interests	5	6	9	9
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	38	42	72	72
Additions to property, plant and equipment and intangible assets	106	115	201	208
Goodwill	260	254	260	254
Total assets	5,388	4,993	5,388	4,993
Non-Regulated | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	8	18	15	56
Energy supply costs	0	0	0	0
Operating expenses	7	18	22	42
Depreciation and amortization	1	1	3	6
Operating income	0	(1)	(10)	8
Other income, net	(2)	2	(4)	11
Finance charges	56	53	110	103
Income tax expense	(30)	(25)	(65)	(50)
Net earnings	(28)	(27)	(59)	(34)
Non-controlling interests	0	0	0	0
Preference equity shareholders	18	17	36	33
Net earnings attributable to common equity shareholders	(46)	(44)	(95)	(67)
Additions to property, plant and equipment and intangible assets	1	0	2	2
Goodwill	0	0	0	0
Total assets	$ 422	$ 941	$ 422	$ 941